UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

135 East 57th Street

15th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.72%
Basic Materials 9.59%
Airgas, Inc.	4,996	$419,714
Albemarle Corp.	8,115	483,979
CF Industries Holdings, Inc.	3,471	672,472
The Dow Chemical Co.	15,022	473,193
Eastman Chemical Co.	10,652	536,541
EI du Pont de Nemours & Co.	9,013	455,787
Huntsman Corp.	42,119	545,020
LyondellBasell Industries - Class A	13,284	534,947
PPG Industries, Inc.	4,566	484,544
Praxair, Inc.	4,787	520,490

		5,126,687

Consumer Goods 10.95%
Archer-Daniels-Midland Co.	14,809	437,162
BorgWarner, Inc.(a)	7,376	483,792
Coach, Inc.	8,074	472,167
Genuine Parts Co.	8,626	519,716
Harley-Davidson, Inc.	10,115	462,559
LKQ Corp.(a)	13,375	446,725
Mattel, Inc.	14,381	466,520
Newell Rubbermaid, Inc.	24,068	436,594
Polaris Industries, Inc.	8,100	578,988
PVH Corp.	6,614	514,503
TRW Automotive Holdings Corp.(a)	14,150	520,154
Under Armour, Inc. - Class A(a)	5,423	512,365

		5,851,245

Consumer Services 18.80%
Amazon.com, Inc.(a)	2,485	567,450
American Eagle Outfitters, Inc.	23,142	456,592
Chipotle Mexican Grill, Inc.(a)	1,483	563,466
Delta Air Lines, Inc.(a)	54,688	598,833
Discovery Communications, Inc. - Class A(a)	11,233	606,582
Dunkin’ Brands Group, Inc.	14,445	496,041
eBay, Inc.(a)	12,774	536,636
Hertz Global Holdings, Inc.(a)	43,887	561,753
The Interpublic Group of Cos., Inc.	51,393	557,614
Liberty Interactive Corp. - Series A(a)	35,387	629,535
Limited Brands, Inc.	10,076	428,532
Macy’s, Inc.	13,274	455,962
MGM Resorts International(a)	48,627	542,677
Nordstrom, Inc.	12,694	630,765
O’Reilly Automotive, Inc.(a)	4,979	417,091
priceline.com, Inc.(a)	818	543,577
Scripps Networks Interactive, Inc. - Class A	8,122	461,817
Starwood Hotels & Resorts Worldwide, Inc.	9,171	486,430

	Shares	Value
Consumer Services (continued)
United Continental Holdings, Inc.(a)	20,848	$507,232

		10,048,585

Financials 12.38%
Commerce Bancshares, Inc.	12,481	473,030
Eaton Vance Corp.	17,715	477,419
Franklin Resources, Inc.	4,913	545,294
Jones Lang LaSalle, Inc.	7,243	509,690
M&T Bank Corp.	7,049	582,036
Mastercard, Inc. - Class A	1,080	464,519
New York Community Bancorp, Inc.	35,015	438,738
Northern Trust Corp.	10,203	469,542
SL Green Realty Corp., REIT	7,213	578,771
SLM Corp.	32,070	503,820
US Bancorp	17,332	557,397
Ventas, Inc., REIT	7,818	493,472
Visa, Inc. - Class A	4,251	525,551

		6,619,279

Health Care 10.54%
Alexion Pharmaceuticals, Inc.(a)	5,744	570,379
Express Scripts Holding Co.(a)	9,904	552,940
Henry Schein, Inc.(a)	7,881	618,580
IDEXX Laboratories, Inc.(a)	5,101	490,359
Intuitive Surgical, Inc.(a)	1,030	570,404
Life Technologies Corp.(a)	13,670	615,013
ResMed, Inc.(a)	16,656	519,667
Stryker Corp.	9,975	549,623
Thermo Fisher Scientific, Inc.	9,842	510,898
United Therapeutics Corp.(a)	12,891	636,558

		5,634,421

Industrials 25.01%
Agilent Technologies, Inc.	12,635	495,797
Amphenol Corp. - Class A	8,449	464,019
Avnet, Inc.(a)	14,049	433,552
BE Aerospace, Inc.(a)	13,347	582,730
Dover Corp.	9,041	484,688
Fastenal Co.	15,294	616,501
FedEx Corp.	6,606	605,176
Fidelity National Information Services, Inc.	15,871	540,884
Honeywell International, Inc.	10,773	601,564
Illinois Tool Works, Inc.	10,069	532,549
Ingersoll-Rand PLC	11,497	484,943
JB Hunt Transport Services, Inc.	11,046	658,342
Lincoln Electric Holdings, Inc.	12,869	563,534
LinkedIn Corp. - Class A(a)	6,428	683,104
MSC Industrial Direct Co. - Class A	8,834	579,069
Pall Corp.	10,711	587,070
Robert Half International, Inc.	18,413	526,059
Roper Industries, Inc.	5,306	523,065
Timken Co.	11,894	544,626
TransDigm Group, Inc.(a)	4,487	602,604
Trimble Navigation, Ltd.(a)	12,684	583,591
Union Pacific Corp.	4,979	594,044
Valspar Corp.	9,593	503,537

	Shares	Value
Industrials (continued)
WW Grainger, Inc.	3,016	$576,780

		13,367,828

Oil & Gas 1.30%
HollyFrontier Corp.	19,669	696,873

Technology 11.15%
Adobe Systems, Inc.(a)	14,311	463,247
Apple, Inc.	1,058	617,872
Citrix Systems, Inc.(a)	7,236	607,390
EMC Corp.(a)	23,101	592,079
Equinix, Inc.(a)	3,707	651,135
IAC/InterActiveCorp	12,350	563,160
NCR Corp.(a)	23,625	536,996
QUALCOMM, Inc.	8,053	448,391
Rackspace Hosting, Inc.(a)	9,479	416,507
Skyworks Solutions, Inc.(a)	18,121	495,972
Teradata Corp.(a)	7,842	564,702

		5,957,451

TOTAL COMMON STOCKS (Cost $52,501,874)		53,302,369

EXCHANGE TRADED FUNDS 0.08%
SPDR® S&P 500® ETF Trust	300	40,881

TOTAL EXCHANGE TRADED FUNDS (Cost $39,379)		40,881

Total Investments - 99.80% (Cost $52,541,253)		53,343,250

Other Assets in Excess of Liabilities - 0.20%		109,193

NET ASSETS - 100.00%		$53,452,443

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.25%
Consumer Goods 13.80%
Church & Dwight Co., Inc.	8,277	$459,125
The Coca-Cola Co.	5,851	457,490
Colgate-Palmolive Co.	4,655	484,585
ConAgra Foods, Inc.	17,722	459,531
Energizer Holdings, Inc.(a)	7,578	570,245
HJ Heinz Co.	8,440	458,967
Hormel Foods Corp.	16,049	488,211
The J.M. Smucker Co.	7,916	597,816
Kimberly-Clark Corp.	7,308	612,191
Kraft Foods, Inc. - Class A	12,386	478,347
McCormick & Co., Inc	8,941	542,272
Mead Johnson Nutrition Co.	7,502	603,986
NIKE, Inc. - Class B	3,928	344,800
PepsiCo, Inc.	6,350	448,691
Philip Morris International, Inc.	7,075	617,365

		7,623,622

Consumer Services 19.64%
AMC Networks Inc - Class A(a)	15,387	547,008
AmerisourceBergen Corp.	16,082	632,827
AutoZone, Inc.(a)	1,609	590,777
Bed Bath & Beyond, Inc.(a)	8,025	495,945
Comcast Corp. - Class A	18,273	584,188
Costco Wholesale Corp.	6,085	578,075
CVS Caremark Corp.	9,468	442,440
Dollar Tree, Inc.(a)	13,031	701,068
Foot Locker, Inc.	16,068	491,359
Lowe’s Cos., Inc.	18,673	531,060
McKesson Corp.	6,128	574,500
Omnicom Group, Inc.	12,408	603,029
Penn National Gaming, Inc.(a)	13,172	587,339
PetSmart, Inc.	6,449	439,693
Sally Beauty Holdings, Inc.(a)	21,301	548,288
Southwest Airlines Co.	63,356	584,142
Time Warner, Inc.	19,285	742,472
Tractor Supply Co.	7,715	640,808
Viacom, Inc. - Class B	11,259	529,398

		10,844,416

Financials 17.56%
Alexandria Real Estate Equities, Inc., REIT	6,637	482,643
American Capital Agency Corp., REIT	21,134	710,314
American Tower Corp., REIT	9,340	652,959
Aon PLC	11,154	521,784
Axis Capital Holdings, Ltd.	15,162	493,523
Berkshire Hathaway, Inc. - Class B(a)	6,531	544,228
Boston Properties, Inc., REIT	4,844	524,944
CME Group, Inc.	1,641	439,969
Digital Realty Trust, Inc., REIT	9,664	725,476
Equity Residential, REIT	10,212	636,820

	Shares	Value
Financials (continued)
Essex Property Trust, Inc., REIT	2,786	$428,821
HCP, Inc., REIT	10,673	471,213
Health Care REIT, Inc.	12,202	711,377
LPL Financial Holdings, Inc.	14,120	476,832
Old Republic International Corp.	54,299	450,139
Piedmont Office Realty Trust, Inc., REIT - Class A	27,579	474,635
Rayonier, Inc., REIT	11,456	514,374
The Travelers Cos., Inc.	6,908	441,007

		9,701,058

Health Care 17.95%
Abbott Laboratories	8,061	519,693
Aetna, Inc.	10,039	389,212
Amgen, Inc.	6,322	461,759
Becton, Dickinson and Co.	7,395	552,776
Biogen Idec, Inc.(a)	3,248	468,946
Bristol-Myers Squibb Co.	19,940	716,843
Celgene Corp.(a)	9,925	636,788
Covance, Inc.(a)	9,915	474,433
Covidien PLC	8,313	444,746
CR Bard, Inc.	5,078	545,580
Eli Lilly & Co.	15,507	665,405
Forest Laboratories, Inc.(a)	15,556	544,304
Gilead Sciences, Inc.(a)	9,445	484,340
Merck & Co., Inc.	15,325	639,819
Pfizer, Inc.	25,810	593,630
UnitedHealth Group, Inc.	8,992	526,032
Vertex Pharmaceuticals, Inc.(a)	11,184	625,409
Watson Pharmaceuticals, Inc.(a)	8,446	624,920

		9,914,635

Industrials 12.22%
3M Co.	6,359	569,766
Alliance Data Systems Corp.(a)	4,443	599,805
Automatic Data Processing, Inc.	9,165	510,124
Ball Corp.	12,435	510,457
Cintas Corp.	16,449	635,096
Crown Holdings, Inc.(a)	12,853	443,300
L-3 Communications Holdings, Inc.	7,383	546,416
Lockheed Martin Corp.	7,297	635,423
Stericycle, Inc.(a)	7,928	726,760
Tyco International, Ltd.	8,122	429,247
United Parcel Service, Inc. - Class B	7,615	599,757
Waste Management, Inc.	16,213	541,514

		6,747,665

Oil & Gas 3.51%
Exxon Mobil Corp.	7,995	684,132
Marathon Petroleum Corp.	18,548	833,176
OGE Energy Corp.	8,125	420,794

		1,938,102

Technology 7.83%
CA, Inc.	24,111	653,167
Cerner Corp.(a)	6,434	531,834
Intel Corp.	16,558	441,271

	Shares	Value
Technology (continued)
International Business Machines Corp.	2,763	$540,388
Intuit, Inc.	7,963	472,604
Microsoft Corp.	17,327	530,033
Motorola Solutions, Inc.	12,045	579,485
Salesforce.com, Inc.(a)	4,147	573,364

		4,322,146

Telecommunications 4.08%
AT&T, Inc.	13,299	474,242
Crown Castle International Corp.(a)	8,409	493,272
SBA Communications Corp. - Class A(a)	12,459	710,786
Verizon Communications, Inc.	12,912	573,809

		2,252,109

Utilities 2.66%
AES Corp.(a)	38,019	487,784
American Electric Power Co., Inc.	11,760	469,224
Westar Energy, Inc.	17,155	513,792

		1,470,800

TOTAL COMMON STOCKS (Cost $52,372,572)		54,814,553

Total Investments - 99.25% (Cost $52,372,572)		54,814,553

Other Assets in Excess of Liabilities -0.75%		415,526

NET ASSETS - 100.00%		$55,230,079

(a) Non-Income Producing Security. Abbreviations: Ltd. - Limited PLC - Public Limited Co. REIT - Real Estate Investment Trust See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.90%
Basic Materials 2.69%
Airgas, Inc.	9,566	$803,640
PPG Industries, Inc.	8,743	927,807
Praxair, Inc.	9,165	996,510

		2,727,957

Consumer Goods 6.36%
Archer-Daniels-Midland Co.	28,355	837,040
Genuine Parts Co.	16,516	995,089
Mattel, Inc.	27,536	893,268
Mead Johnson Nutrition Co.	12,575	1,012,413
Monsanto Co.	10,057	832,518
Newell Rubbermaid, Inc.	46,085	835,982
Philip Morris International, Inc.	11,860	1,034,904

		6,441,214

Consumer Services 22.15%
Amazon.com, Inc.(a)	4,759	1,086,718
AMC Networks Inc - Class A(a)	25,792	916,905
Bed Bath & Beyond, Inc.(a)	13,452	831,334
Chipotle Mexican Grill, Inc.(a)	2,839	1,078,678
Comcast Corp. - Class A	30,629	979,209
Discovery Communications, Inc. - Class A(a)	21,508	1,161,432
Dollar Tree, Inc.(a)	21,842	1,175,100
Dunkin’ Brands Group, Inc.	28,452	977,042
eBay, Inc.(a)	24,460	1,027,565
Expedia, Inc.	17,352	834,111
Foot Locker, Inc.	27,050	827,189
The Interpublic Group of Cos., Inc.	98,403	1,067,672
News Corp. - Class A	40,880	911,215
Omnicom Group, Inc.	20,798	1,010,783
O’Reilly Automotive, Inc.(a)	9,534	798,663
Penn National Gaming, Inc.(a)	22,196	989,720
priceline.com, Inc.(a)	1,566	1,040,638
Sally Beauty Holdings, Inc.(a)	35,705	919,047
Scripps Networks Interactive, Inc. - Class A	15,551	884,230
Southwest Airlines Co.	106,197	979,136
Tractor Supply Co.	12,933	1,074,215
United Continental Holdings, Inc.(a)	39,918	971,205
Viacom, Inc. - Class B	18,872	887,361

		22,429,168

Financials 17.08%
Alexandria Real Estate Equities, Inc., REIT	11,124	808,937
American Tower Corp., REIT	15,656	1,094,511
Axis Capital Holdings, Ltd.	25,415	827,258
Berkshire Hathaway, Inc. - Class B(a)	10,948	912,297
Boston Properties, Inc., REIT	8,120	879,964
Digital Realty Trust, Inc., REIT	16,198	1,215,984

	Shares	Value
Financials (continued)
Equity Residential, REIT	17,117	$1,067,416
Health Care REIT, Inc.	20,452	1,192,352
LPL Financial Holdings, Inc.	23,632	798,053
M&T Bank Corp.	13,498	1,114,530
Mastercard, Inc. - Class A	2,068	889,467
Northern Trust Corp.	19,536	899,047
Old Republic International Corp.	91,015	754,514
Rayonier, Inc., REIT	19,202	862,170
SLM Corp.	61,405	964,673
US Bancorp	33,187	1,067,294
Ventas, Inc., REIT	14,969	944,843
Visa, Inc. - Class A	8,140	1,006,348

		17,299,658

Health Care 17.37%
Abbott Laboratories	13,512	871,119
Alexion Pharmaceuticals, Inc.(a)	10,997	1,092,002
Celgene Corp.(a)	16,637	1,067,430
CR Bard, Inc.	8,512	914,529
Eli Lilly & Co.	25,993	1,115,360
Express Scripts Holding Co.(a)	18,963	1,058,704
Forest Laboratories, Inc.(a)	26,075	912,364
Henry Schein, Inc.(a)	15,090	1,184,414
IDEXX Laboratories, Inc.(a)	9,766	938,806
Intuitive Surgical, Inc.(a)	1,973	1,092,628
Life Technologies Corp.(a)	26,175	1,177,613
ResMed, Inc.(a)	31,892	995,030
Thermo Fisher Scientific, Inc.	18,844	978,192
United Therapeutics Corp.(a)	24,682	1,218,797
UnitedHealth Group, Inc.	15,073	881,771
Vertex Pharmaceuticals, Inc.(a)	18,747	1,048,332
Watson Pharmaceuticals, Inc.(a)	14,158	1,047,550

		17,594,641

Industrials 20.70%
3M Co.	10,659	955,046
Alliance Data Systems Corp.(a)	7,448	1,005,480
AMETEK, Inc.	15,237	760,479
Amphenol Corp. - Class A	16,177	888,441
Ball Corp.	20,843	855,605
Cintas Corp.	27,572	1,064,555
Fastenal Co.	29,284	1,180,438
FedEx Corp.	12,650	1,158,866
Fidelity National Information Services, Inc.	30,470	1,038,418
Illinois Tool Works, Inc.	19,280	1,019,719
JB Hunt Transport Services, Inc.	21,150	1,260,540
L-3 Communications Holdings, Inc.	12,375	915,874
LinkedIn Corp. - Class A(a)	12,307	1,307,865
Lockheed Martin Corp.	12,231	1,065,075
Roper Industries, Inc.	10,160	1,001,573
Stericycle, Inc.(a)	13,289	1,218,203
TransDigm Group, Inc.(a)	8,591	1,153,771
Union Pacific Corp.	9,534	1,137,502
United Parcel Service, Inc. - Class B	12,765	1,005,371
Valspar Corp.	18,369	964,189

		20,957,010

	Shares	Value
Oil & Gas 2.70%
HollyFrontier Corp.	37,661	$1,334,329
Marathon Petroleum Corp.	31,090	1,396,563

		2,730,892

Technology 8.67%
Adobe Systems, Inc.(a)	27,402	887,003
CA, Inc.	40,414	1,094,815
Cerner Corp.(a)	10,785	891,488
IAC/InterActiveCorp	23,646	1,078,258
Microsoft Corp.	29,043	888,425
NCR Corp.(a)	45,236	1,028,214
Salesforce.com, Inc.(a)	6,952	961,184
Seagate Technology PLC	35,044	866,638
Teradata Corp.(a)	15,030	1,082,310

		8,778,335

Telecommunications 1.18%
SBA Communications Corp. - Class A(a)	20,884	1,191,432

TOTAL COMMON STOCKS (Cost $97,581,993)		100,150,307

EXCHANGE TRADED FUNDS 0.64%
SPDR® S&P 500® ETF Trust	4,776	650,826

TOTAL EXCHANGE TRADED FUNDS (Cost $636,924)		650,826

Total Investments - 99.54% (Cost $98,218,917)		100,801,133

Other Assets in Excess of Liabilities -0.46%		463,757

NET ASSETS - 100.00%		$101,264,890

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 96.25%
Basic Materials 4.73%
CF Industries Holdings, Inc.	254	$49,210
CONSOL Energy, Inc.	2,679	81,013
Huntsman Corp.	12,348	159,783
Nucor Corp.	4,967	188,249
Peabody Energy Corp.	2,612	64,046
Reliance Steel & Aluminum Co.	1,148	57,974

		600,275

Consumer Goods 11.48%
Genuine Parts Co.	2,422	145,926
Herbalife, Ltd.	2,744	132,618
The J.M. Smucker Co.	1,531	115,621
Kimberly-Clark Corp.	2,130	178,430
Lear Corp.	1,622	61,198
Leggett & Platt, Inc.	12,301	259,920
Mead Johnson Nutrition Co.	811	65,294
Nu Skin Enterprises, Inc. - Class A	2,046	95,957
Philip Morris International, Inc.	2,020	176,265
Polaris Industries, Inc.	1,187	84,847
Ralph Lauren Corp.	335	46,920
VF Corp.	698	93,148

		1,456,144

Consumer Services 13.31%
AmerisourceBergen Corp.	1,660	65,321
Carnival Corp.	4,543	155,689
Chico’s FAS, Inc.	4,620	68,561
The Dun & Bradstreet Corp.	1,598	113,730
The Interpublic Group of Cos., Inc.	10,149	110,117
The Kroger Co.	4,438	102,917
McDonald’s Corp.	1,659	146,871
Nordstrom, Inc.	2,198	109,219
Omnicare, Inc.	1,205	37,632
Omnicom Group, Inc.	2,461	119,605
Sysco Corp.	6,218	185,358
Tiffany & Co.	1,914	101,346
Time Warner, Inc.	3,995	153,807
Walgreen Co.	4,406	130,329
Wynn Resorts, Ltd.	857	88,888

		1,689,390

Financials 19.72%
Aflac, Inc.	3,790	161,416
American Capital Agency Corp., REIT	11,041	371,088
Digital Realty Trust, Inc., REIT	2,688	201,788
Equity Residential, REIT	1,683	104,952
First Niagara Financial Group, Inc.	23,816	182,192
Franklin Resources, Inc.	444	49,280

	Shares	Value
Financials (continued)
Health Care REIT, Inc.	4,488	$261,650
Hospitality Properties Trust, REIT	15,490	383,687
M&T Bank Corp.	2,045	168,856
National Retail Properties, Inc., REIT	9,922	280,693
SL Green Realty Corp., REIT	798	64,032
Unum Group	4,994	95,535
Waddell & Reed Financial, Inc. - Class A	5,838	176,775

		2,501,944

Health Care 5.57%
Bristol-Myers Squibb Co.	5,408	194,417
Eli Lilly & Co.	5,368	230,341
Humana, Inc.	761	58,932
Merck & Co., Inc.	5,353	223,488

		707,178

Industrials 25.28%
Alliant Techsystems, Inc.	1,482	74,945
Carlisle Cos., Inc.	1,224	64,897
Caterpillar, Inc.	1,058	89,835
CLARCOR, Inc.	862	41,514
Crane Co.	3,354	122,019
Cummins, Inc.	753	72,973
Deere & Co.	1,589	128,502
Donaldson Co., Inc.	1,292	43,114
Dover Corp.	1,854	99,393
Eaton Corp.	4,167	165,138
Fastenal Co.	1,705	68,729
Honeywell International, Inc.	2,265	126,478
IDEX Corp.	2,278	88,796
Illinois Tool Works, Inc.	2,133	112,814
Iron Mountain, Inc.	5,137	169,316
Jabil Circuit, Inc.	3,956	80,425
JB Hunt Transport Services, Inc.	801	47,740
Joy Global, Inc.	939	53,269
Kennametal, Inc.	2,026	67,162
Lincoln Electric Holdings, Inc.	1,409	61,700
Lockheed Martin Corp.	2,689	234,158
Manpower, Inc.	3,147	115,338
MSC Industrial Direct Co. - Class A	905	59,323
PACCAR, Inc.	2,634	103,226
Packaging Corp. of America	6,378	180,115
Pall Corp.	1,265	69,335
Parker Hannifin Corp.	1,117	85,875
Rockwell Automation, Inc.	1,622	107,149
Sealed Air Corp.	9,954	153,690
Timken Co.	1,898	86,909
Union Pacific Corp.	913	108,930
Waste Connections, Inc.	1,657	49,577
WW Grainger, Inc.	392	74,966

		3,207,350

Oil & Gas 10.51%
Baker Hughes, Inc.	1,572	64,609
Chesapeake Energy Corp.	5,713	106,262
Exxon Mobil Corp.	1,646	140,848
Halliburton Co.	1,829	51,925

	Shares	Value
Oil & Gas (continued)
HollyFrontier Corp.	2,984	$105,723
Marathon Petroleum Corp.	3,459	155,378
Murphy Oil Corp.	2,406	120,998
Occidental Petroleum Corp.	1,469	125,996
Patterson-UTI Energy, Inc.	3,872	56,377
Sunoco, Inc.	1,600	76,000
Valero Energy Corp.	6,140	148,281
The Williams Cos., Inc.	6,290	181,278

		1,333,675

Technology 4.00%
CA, Inc.	7,290	197,486
IAC/InterActiveCorp	1,028	46,877
Lexmark International, Inc. - Class A	8,495	225,797
Solera Holdings, Inc.	905	37,820

		507,980

Utilities 1.65%
Hawaiian Electric Industries, Inc.	7,344	209,451

TOTAL COMMON STOCKS (Cost $12,198,266)		12,213,387

EXCHANGE TRADED FUNDS 2.17%
iShares® Dow Jones Select Dividend Index Fund	2,743	154,129
WisdomTree LargeCap Dividend Fund	2,300	120,566

TOTAL EXCHANGE TRADED FUNDS (Cost $269,052)		274,695

Total Investments - 98.42% (Cost $12,467,318)		12,488,082

Other Assets in Excess of Liabilities - 1.58%		200,702

NET ASSETS - 100.00%		$12,688,784

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.50%
Basic Materials 3.99%
Alcoa, Inc.	19,984	$174,860
Arch Coal, Inc.	29,216	201,298
CF Industries Holdings, Inc.	1,139	220,670
Eastman Chemical Co.	3,769	189,845

		786,673

Consumer Goods 12.33%
Archer-Daniels-Midland Co.	5,240	154,685
Ford Motor Co.	17,237	165,303
Fossil, Inc.(a)	2,446	187,217
Genuine Parts Co.	3,052	183,883
Harman International Industries, Inc.	4,762	188,575
Herbalife, Ltd.	4,381	211,734
Lear Corp.	5,165	194,875
Leggett & Platt, Inc.	9,405	198,728
Molson Coors Brewing Co. - Class B	4,378	182,168
Tempur-Pedic International, Inc.(a)	8,779	205,341
TRW Automotive Holdings Corp.(a)	5,007	184,057
Tyson Foods, Inc. - Class A	10,081	189,825
VF Corp.	1,377	183,761

		2,430,152

Consumer Services 18.76%
Cardinal Health, Inc.	3,985	167,370
Carnival Corp.	6,637	227,450
Delta Air Lines, Inc.(a)	17,941	196,454
Dollar Tree, Inc.(a)	3,742	201,320
Hertz Global Holdings, Inc.(a)	14,398	184,294
The Interpublic Group of Cos., Inc.	18,184	197,296
Las Vegas Sands Corp.	4,229	183,919
Liberty Interactive Corp. - Series A(a)	12,520	222,731
Macy’s, Inc.	4,697	161,342
MGM Resorts International(a)	15,953	178,035
Netflix, Inc.(a)	3,064	209,792
Nordstrom, Inc.	4,165	206,959
Omnicom Group, Inc.	3,843	186,770
Royal Caribbean Cruises, Ltd.	8,919	232,162
Safeway, Inc.	9,777	177,452
Tiffany & Co.	3,246	171,876
Time Warner, Inc.	5,973	229,960
Tractor Supply Co.	2,216	184,061
Wynn Resorts, Ltd.	1,730	179,436

		3,698,679

Financials 8.81%
Aflac, Inc.	4,996	212,780
American Capital Agency Corp., REIT	6,546	220,011
Hartford Financial Services Group, Inc.	9,916	174,819
IntercontinentalExchange, Inc.(a)	1,396	189,828
M&T Bank Corp.	2,494	205,930

	Shares	Value
Financials (continued)
Old Republic International Corp.	16,818	$139,421
SL Green Realty Corp., REIT	2,366	189,848
Unum Group	10,787	206,355
US Bancorp	6,132	197,205

		1,736,197

Health Care 10.82%
Bristol-Myers Squibb Co.	6,176	222,027
Celgene Corp.(a)	2,851	182,920
Cigna Corp.	3,903	171,732
Eli Lilly & Co.	4,803	206,097
Forest Laboratories, Inc.(a)	4,818	168,582
Humana, Inc.	2,699	209,011
Life Technologies Corp.(a)	4,485	201,780
Merck & Co., Inc.	4,747	198,187
Pfizer, Inc.	7,994	183,862
United Therapeutics Corp.(a)	4,229	208,828
Vertex Pharmaceuticals, Inc.(a)	3,212	179,615

		2,132,641

Industrials 24.57%
Accenture PLC - Class A	3,168	190,365
AGCO Corp.(a)	4,466	204,230
BE Aerospace, Inc.(a)	4,379	191,187
Caterpillar, Inc.	2,085	177,037
Cintas Corp.	5,095	196,718
Cummins, Inc.	1,978	191,688
Eaton Corp.	4,391	174,015
Fastenal Co.	5,017	202,235
FedEx Corp.	2,167	198,519
Gardner Denver, Inc.	3,703	195,926
Global Payments, Inc.	4,407	190,515
Illinois Tool Works, Inc.	3,303	174,696
Iron Mountain, Inc.	5,873	193,574
Jabil Circuit, Inc.	9,915	201,572
JB Hunt Transport Services, Inc.	3,624	215,990
Manpower, Inc.	5,940	217,701
MSC Industrial Direct Co. - Class A	2,898	189,964
Norfolk Southern Corp.	2,626	188,468
PACCAR, Inc.	5,253	205,865
Parker Hannifin Corp.	2,474	190,201
Sealed Air Corp.	12,416	191,703
Timken Co.	3,902	178,673
TransDigm Group, Inc.(a)	1,472	197,690
Union Pacific Corp.	1,634	194,952
WW Grainger, Inc.	990	189,328

		4,842,812

Oil & Gas 11.44%
Apache Corp.	2,482	218,143
Concho Resources, Inc.(a)	2,158	183,689
Denbury Resources, Inc.(a)	13,134	198,455
Exxon Mobil Corp.	2,476	211,871
Halliburton Co.	7,056	200,320
HollyFrontier Corp.	6,453	228,630
Marathon Oil Corp.	6,680	170,808
Oil States International, Inc.(a)	2,974	196,879
Pioneer Natural Resources Co.	1,893	166,981

	Shares	Value
Oil & Gas (continued)
Ultra Petroleum Corp.(a)	10,468	$241,497
Valero Energy Corp.	9,854	237,974

		2,255,247

Technology 5.02%
Apple, Inc.	347	202,648
CA, Inc.	7,468	202,308
Cognizant Technology Solutions Corp. - Class A(a)	3,206	192,360
Google, Inc. - Class A(a)	308	178,661
SanDisk Corp.(a)	5,843	213,153

		989,130

Telecommunications 2.76%
MetroPCS Communications, Inc.(a)	30,849	186,636
Telephone & Data Systems, Inc.	8,473	180,390
Verizon Communications, Inc.	3,999	177,716

		544,742

TOTAL COMMON STOCKS (Cost $19,979,651)		19,416,273

EXCHANGE TRADED FUNDS 0.58%
SPDR® S&P 500® ETF Trust	834	113,649

TOTAL EXCHANGE TRADED FUNDS (Cost $110,775)		113,649

Total Investments - 99.08% (Cost $20,090,426)		19,529,922

Other Assets in Excess of Liabilities - 0.92%		181,498

NET ASSETS - 100.00%		$19,711,420

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd.- Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.75%
Basic Materials 4.95%
Albemarle Corp.	554	$33,041
CF Industries Holdings, Inc.	231	44,754
Cliffs Natural Resources, Inc.	702	34,602
Huntsman Corp.	2,876	37,215
Praxair, Inc.	326	35,446

		185,058

Consumer Goods 11.19%
BorgWarner, Inc.(a)	495	32,467
Coach, Inc.	545	31,872
The Estee Lauder Cos., Inc. - Class A	572	30,957
Fossil, Inc.(a)	508	38,882
Gentex Corp.	1,532	31,973
Harman International Industries, Inc.	991	39,244
Herbalife, Ltd.	913	44,125
Johnson Controls, Inc.	1,157	32,060
Monster Beverage Corp.(a)	406	28,907
Tempur-Pedic International, Inc.(a)	1,812	42,383
VF Corp.	286	38,167
Visteon Corp.(a)	735	27,562

		418,599

Consumer Services 21.24%
AmerisourceBergen Corp.	971	38,209
Apollo Group, Inc. - Class A(a)	853	30,870
Bed Bath & Beyond, Inc.(a)	486	30,035
CarMax, Inc.(a)	1,219	31,621
Delta Air Lines, Inc.(a)	3,746	41,019
Dollar Tree, Inc.(a)	788	42,394
eBay, Inc.(a)	882	37,053
Hertz Global Holdings, Inc.(a)	2,958	37,862
Las Vegas Sands Corp.	874	38,010
McKesson Corp.	371	34,781
MGM Resorts International(a)	3,288	36,694
Netflix, Inc.(a)	637	43,615
Nordstrom, Inc.	863	42,882
O’Reilly Automotive, Inc.(a)	343	28,733
Penn National Gaming, Inc.(a)	795	35,449
priceline.com, Inc.(a)	56	37,213
Scripps Networks Interactive, Inc. - Class A	565	32,126
Starwood Hotels & Resorts Worldwide, Inc.	614	32,567
Tiffany & Co.	683	36,165
Tractor Supply Co.	466	38,706
Viacom, Inc. - Class B	682	32,068
Wynn Resorts, Ltd.	355	36,821

		794,893

Financials 7.72%
Berkshire Hathaway, Inc. - Class B(a)	396	32,999

	Shares	Value
Financials (continued)
CB Richard Ellis Group, Inc. - Class A(a)	2,122	$34,716
Franklin Resources, Inc.	337	37,404
IntercontinentalExchange, Inc.(a)	296	40,250
Jones Lang LaSalle, Inc.	496	34,903
Mastercard, Inc. - Class A	75	32,258
SL Green Realty Corp., REIT	500	40,120
Visa, Inc. - Class A	292	36,100

		288,750

Health Care 7.86%
Baxter International, Inc.	646	34,335
Celgene Corp.(a)	594	38,111
IDEXX Laboratories, Inc.(a)	349	33,549
Life Technologies Corp.(a)	936	42,111
United Therapeutics Corp.(a)	891	43,998
UnitedHealth Group, Inc.	540	31,590
Vertex Pharmaceuticals, Inc.(a)	681	38,081
Waters Corp.(a)	408	32,424

		294,199

Industrials 25.54%
Accenture PLC - Class A	661	39,719
AECOM Technology Corp.(a)	2,243	36,897
AGCO Corp.(a)	920	42,072
Alliance Data Systems Corp.(a)	268	36,180
Amphenol Corp. - Class A	581	31,909
Arrow Electronics, Inc.(a)	865	28,381
Ball Corp.	752	30,870
BE Aerospace, Inc.(a)	924	40,342
Caterpillar, Inc.	432	36,681
CH Robinson Worldwide, Inc.	563	32,952
CSX Corp.	1,647	36,827
Cummins, Inc.	411	39,830
Fastenal Co.	1,037	41,801
FedEx Corp.	449	41,133
Gardner Denver, Inc.	766	40,529
Global Payments, Inc.	918	39,685
Illinois Tool Works, Inc.	691	36,547
JB Hunt Transport Services, Inc.	763	45,475
MSC Industrial Direct Co. - Class A	609	39,920
PACCAR, Inc.	1,092	42,795
Timken Co.	824	37,731
TransDigm Group, Inc.(a)	309	41,499
Union Pacific Corp.	344	41,043
United Parcel Service, Inc. - Class B	461	36,308
WW Grainger, Inc.	202	38,630

		955,756

Oil & Gas 8.86%
Concho Resources, Inc.(a)	453	38,559
Denbury Resources, Inc.(a)	2,684	40,555
Halliburton Co.	1,473	41,819
HollyFrontier Corp.	1,344	47,618
Oil States International, Inc.(a)	618	40,912
Pioneer Natural Resources Co.	391	34,490
SandRidge Energy, Inc.(a)	5,443	36,414

	Shares	Value
Oil & Gas (continued)
Ultra Petroleum Corp.(a)	2,220	$51,215

		331,582

Technology 10.34%
Apple, Inc.(a)	74	43,216
Atmel Corp.(a)	4,047	27,115
Autodesk, Inc.(a)	1,092	38,209
Cognizant Technology Solutions Corp. - Class A(a)	672	40,320
Dell, Inc.(a)	2,694	33,729
F5 Networks, Inc.(a)	347	34,547
Google, Inc. - Class A(a)	64	37,125
Microsoft Corp.	1,021	31,232
QUALCOMM, Inc.	557	31,014
Symantec Corp.(a)	2,154	31,470
Teradata Corp.(a)	539	38,813

		386,790

Telecommunications 1.05%
MetroPCS Communications, Inc.(a)	6,482	39,216

TOTAL COMMON STOCKS (Cost $3,901,316)		3,694,843

EXCHANGE TRADED FUNDS 0.34%
iShares® S&P 500® Growth Index Fund	172	12,644

TOTAL EXCHANGE TRADED FUNDS (Cost $12,631)		12,644

Total Investments - 99.09% (Cost $3,913,947)		3,707,487

Other Assets in Excess of Liabilities - 0.91%		33,951

NET ASSETS - 100.00%		$3,741,438

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.29%
Basic Materials 3.22%
Alcoa, Inc.	3,596	$31,465
Arch Coal, Inc.	5,257	36,221
Eastman Chemical Co.	678	34,151

		101,837

Consumer Goods 12.31%
Archer-Daniels-Midland Co.	943	27,837
Coca-Cola Enterprises, Inc.	848	23,778
ConAgra Foods, Inc.	988	25,619
Ford Motor Co.	3,101	29,739
Genuine Parts Co.	549	33,077
Kraft Foods, Inc. - Class A	690	26,648
Lear Corp.	930	35,089
Leggett & Platt, Inc.	1,692	35,752
Molson Coors Brewing Co. - Class B	788	32,789
Newell Rubbermaid, Inc.	1,532	27,790
The Procter & Gamble Co.	402	24,622
TRW Automotive Holdings Corp.(a)	890	32,716
Tyson Foods, Inc. - Class A	1,814	34,158

		389,614

Consumer Services 14.80%
American Eagle Outfitters, Inc.	1,473	29,062
Best Buy Co., Inc.	1,417	29,700
Cardinal Health, Inc.	717	30,114
Carnival Corp.	1,194	40,918
Expedia, Inc.	577	27,736
The Interpublic Group of Cos., Inc.	3,272	35,501
Liberty Interactive Corp. - Series A(a)	2,253	40,081
Macy’s, Inc.	845	29,026
News Corp. - Class A	1,368	30,493
Omnicom Group, Inc.	691	33,583
Royal Caribbean Cruises, Ltd.	1,605	41,778
Safeway, Inc.	1,759	31,926
Signet Jewelers, Ltd.	618	27,198
Time Warner, Inc.	1,075	41,388

		468,504

Financials 22.66%
Aflac, Inc.	899	38,288
American Capital Agency Corp., REIT	1,178	39,593
Aon PLC	622	29,097
Assurant, Inc.	844	29,405
Capital One Financial Corp.	495	27,057
CME Group, Inc.	91	24,398
Commerce Bancshares, Inc.	795	30,131
Hartford Financial Services Group, Inc.	1,784	31,452
HCP, Inc., REIT	595	26,269
Legg Mason, Inc.	860	22,678
Lincoln National Corp.	1,170	25,588
M&T Bank Corp.	449	37,074

	Shares	Value
Financials (continued)
MetLife, Inc.	996	$30,727
New York Community Bancorp, Inc.	2,229	27,929
Northern Trust Corp.	660	30,373
Old Republic International Corp.	3,026	25,086
Piedmont Office Realty Trust, Inc., REIT - Class A	1,537	26,452
Prudential Financial, Inc.	522	25,280
Reinsurance Group of America, Inc.	548	29,159
SLM Corp.	2,042	32,080
The Travelers Cos., Inc.	390	24,898
Unum Group	1,941	37,131
US Bancorp	1,103	35,472
Ventas, Inc., REIT	498	31,434

		717,051

Health Care 9.48%
Abbott Laboratories	449	28,947
Bristol-Myers Squibb Co.	1,111	39,940
Cigna Corp.	710	31,240
Eli Lilly & Co.	864	37,074
Forest Laboratories, Inc.(a)	867	30,336
Hologic, Inc.(a)	1,444	26,050
Humana, Inc.	486	37,636
Merck & Co., Inc.	854	35,655
Pfizer, Inc.	1,438	33,074

		299,952

Industrials 15.63%
Avnet, Inc.(a)	894	27,589
Cintas Corp.	917	35,405
Eaton Corp.	790	31,308
Ingersoll-Rand PLC	732	30,876
Iron Mountain, Inc.	1,057	34,839
Jabil Circuit, Inc.	1,784	36,269
Manpower, Inc.	1,069	39,179
Molex, Inc.	1,116	26,717
Norfolk Southern Corp.	473	33,947
Owens Corning, Inc.(a)	800	22,832
Owens-Illinois, Inc.(a)	1,447	27,739
Parker Hannifin Corp.	445	34,211
Sealed Air Corp.	2,234	34,493
Sonoco Products Co.	832	25,085
Tyco International, Ltd.	453	23,941
Waste Management, Inc.	904	30,193

		494,623

Oil & Gas 7.48%
Apache Corp.	447	39,287
Chevron Corp.	296	31,228
ConocoPhillips	487	27,214
Devon Energy Corp.	470	27,255
Exxon Mobil Corp.	446	38,164
Marathon Oil Corp.	1,202	30,735
Valero Energy Corp.	1,773	42,818

		236,701

Technology 8.20%
Applied Materials, Inc.	2,285	26,186

	Shares	Value
Technology (continued)
CA, Inc.	1,344	$36,409
Garmin, Ltd.	567	21,710
Intel Corp.	923	24,598
KLA-Tencor Corp.	623	30,683
Maxim Integrated Products, Inc.	1,005	25,768
SanDisk Corp.(a)	1,051	38,341
Seagate Technology PLC	1,165	28,810
Xerox Corp.	3,432	27,010

		259,515

Telecommunications 3.69%
AT&T, Inc.	741	26,424
Telephone & Data Systems, Inc.	1,524	32,446
Verizon Communications, Inc.	720	31,997
Windstream Corp.	2,671	25,802

		116,669

Utilities 0.82%
American Electric Power Co., Inc.	655	26,135

TOTAL COMMON STOCKS (Cost $3,073,358)		3,110,601

EXCHANGE TRADED FUNDS 0.95%
iShares® S&P 500® Value Index Fund	483	30,081

TOTAL EXCHANGE TRADED FUNDS (Cost $29,088)		30,081

Total Investments - 99.24% (Cost $3,102,446)		3,140,682

Other Assets in Excess of Liabilities -0.76%		23,980

NET ASSETS - 100.00%		$3,164,662

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments

SCHEDULE OF INVESTMENTS

Transparent Value Dow Jones RBP® Directional Allocation Index Fund

June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 94.84%
Basic Materials 1.71%
Praxair, Inc.	482	$52,408

Consumer Goods 5.22%
Genuine Parts Co.	868	52,297
Mead Johnson Nutrition Co.	661	53,217
Philip Morris International, Inc.	623	54,363

		159,877

Consumer Services 18.23%
Amazon.com, Inc.(a)	250	57,087
AMC Networks Inc - Class A(a)	1,355	48,170
Chipotle Mexican Grill, Inc.(a)	149	56,613
Discovery Communications, Inc. - Class A(a)	1,130	61,020
Dollar Tree, Inc.(a)	1,148	61,762
eBay, Inc.(a)	1,285	53,983
The Interpublic Group of Cos., Inc.	5,172	56,116
Omnicom Group, Inc.	1,093	53,120
priceline.com, Inc.(a)	82	54,491
Tractor Supply Co.	680	56,481

		558,843

Financials 11.58%
American Tower Corp., REIT	823	57,536
Digital Realty Trust, Inc., REIT	851	63,885
Equity Residential, REIT	900	56,124
Health Care REIT, Inc.	1,075	62,672
M&T Bank Corp.	709	58,542
US Bancorp	1,744	56,087

		354,846

Health Care 20.75%
Alexion Pharmaceuticals, Inc.(a)	578	57,395
Celgene Corp.(a)	874	56,076
Eli Lilly & Co.	1,366	58,615
Express Scripts Holding Co.(a)	997	55,663
Henry Schein, Inc.(a)	793	62,243
Intuitive Surgical, Inc.(a)	104	57,594
Life Technologies Corp.(a)	1,376	61,906
ResMed, Inc.(a)	1,676	52,291
United Therapeutics Corp.(a)	1,297	64,046
Vertex Pharmaceuticals, Inc.(a)	985	55,081
Watson Pharmaceuticals, Inc.(a)	744	55,049

		635,959

Industrials 25.05%
Cintas Corp.	1,449	55,946
Fastenal Co.	1,539	62,037
FedEx Corp.	665	60,921
Fidelity National Information Services, Inc.	1,597	54,426

	Shares	Value
Industrials (continued)
Illinois Tool Works, Inc.	1,013	$53,577
JB Hunt Transport Services, Inc.	1,112	66,275
LinkedIn Corp. - Class A(a)	647	68,757
Lockheed Martin Corp.	643	55,992
Roper Industries, Inc.	534	52,642
Stericycle, Inc.(a)	698	63,986
TransDigm Group, Inc.(a)	451	60,569
Union Pacific Corp.	501	59,774
United Parcel Service, Inc. - Class B	671	52,848

		767,750

Oil & Gas 4.68%
HollyFrontier Corp.	1,979	70,116
Marathon Petroleum Corp.	1,634	73,399

		143,515

Technology 5.58%
CA, Inc.	2,124	57,539
IAC/InterActiveCorp	1,243	56,681
Teradata Corp.(a)	789	56,816

		171,036

Telecommunications 2.04%
SBA Communications Corp. - Class A(a)	1,098	62,641

TOTAL COMMON STOCKS (Cost $2,878,070)		2,906,875

EXCHANGE TRADED FUNDS 0.89%
SPDR® S&P 500® ETF Trust	200	27,254

TOTAL EXCHANGE TRADED FUNDS (Cost $26,891)		27,254

Total Investments - 95.73% (Cost $2,904,961)		2,934,129

Other Assets in Excess of Liabilities - 4.27%		130,771

NET ASSETS - 100.00%		$3,064,900

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S.
Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund , and the Transparent Value Dow Jones RBP® Directional Allocation Index Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011. The Transparent Value Dow Jones RBP® Directional Allocation Index Fund commenced operations on June 18, 2012.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). Prior to the close of business on June 30, 2012, the advisor was Guggenheim Investment Management, LLC (“GIM”). On July 1, 2012, GIM and its affiliate, Guggenheim Partners Asset Management, LLC, merged to form the Adviser. The Adviser’s principal place of business is located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, CA 90401. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S. Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Value IndexSM (the “Value Index” or “Index”), and the Dow Jones RBP® Directional Allocation Index (the “Directional Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2012, none of the Funds’ assets were valued at their fair value using methods determined by the Board of Trustees.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$53,302,369	$–	$–	$53,302,369
Exchange Traded Funds	40,881	–	–	40,881
TOTAL	$53,343,250	$–	$–	$53,343,250

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$54,814,553	$–	$–	$54,814,553
TOTAL	$54,814,553	$–	$–	$54,814,553

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$100,150,307	$–	$–	$100,150,307
Exchange Traded Funds	650,826	–	–	650,826
TOTAL	$100,801,133	$–	$–	$100,801,133

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,213,387	$–	$–	$12,213,387
Exchange Traded Funds	274,695	–	–	274,695
TOTAL	$12,488,082	$–	$–	$12,488,082

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,416,273	$–	$–	$19,416,273
Exchange Traded Funds	113,649	–	–	113,649
TOTAL	$19,529,922	$–	$–	$19,529,922

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,694,843	$–	$–	$3,694,843
Exchange Traded Funds	12,644	–	–	12,644
TOTAL	$3,707,487	$–	$–	$3,707,487

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$3,110,601	$–	$–	$3,110,601
Exchange Traded Funds	30,081	–	–	30,081
TOTAL	$3,140,682	$–	$–	$3,140,682

Transparent Value Dow Jones RBP® Directional Allocation Index Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,906,875	$–	$–	$2,906,875
Exchange Traded Funds	27,254	–	–	27,254
TOTAL	$2,934,129	$–	$–	$2,934,129

For the period ended June 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation/depreciation of investments based on federal tax costs as of June 30, 2012 were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund:

Gross appreciation (excess of value over tax cost)	$1,616,401
Gross depreciation (excess of tax cost over value)	(901,916)
Net unrealized appreciation	$714,485
Cost of investments for income tax purposes	$52,628,765

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund:

Gross appreciation (excess of value over tax cost)	$2,868,332
Gross depreciation (excess of tax cost over value)	(429,269)
Net unrealized appreciation	$2,439,063
Cost of investments for income tax purposes	$52,375,490

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund:

Gross appreciation (excess of value over tax cost)	$4,358,349
Gross depreciation (excess of tax cost over value)	(1,792,046)
Net unrealized appreciation	$2,566,303
Cost of investments for income tax purposes	$98,234,830

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund:

Gross appreciation (excess of value over tax cost)	$446,035
Gross depreciation (excess of tax cost over value)	(442,508)
Net unrealized depreciation	$3,527
Cost of investments for income tax purposes	$12,484,555

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund:

Gross appreciation (excess of value over tax cost)	$540,779
Gross depreciation (excess of tax cost over value)	(1,115,145)
Net unrealized depreciation	$(574,366)
Cost of investments for income tax purposes	$20,104,288

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund:

Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	(325,585)
Net unrealized depreciation	$(325,585)
Cost of investments for income tax purposes	$4,033,072

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund:

Gross appreciation (excess of value over tax cost)	$148,855
Gross depreciation (excess of tax cost over value)	(116,278)
Net unrealized appreciation	$32,577
Cost of investments for income tax purposes	$3,108,105

Transparent Value Dow Jones RBP® Directional Allocation Index Fund:

Gross appreciation (excess of value over tax cost)	$63,995
Gross depreciation (excess of tax cost over value)	(34,827)
Net unrealized appreciation	$29,168
Cost of investments for income tax purposes	$2,904,961

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 29, 2012

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	August 29, 2012